Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Provision for Income Taxes	The provision for (recovery of) income taxes is as follows:

(in millions of Canadian dollars)	2017	2016
Current taxes	10	11
Deferred taxes	(91)	34
	(81)	45

Disclosure of Effective Income Tax Rate Reconciliation
The provision for (recovery of) income taxes based on the effective income tax rate differs from the provision for income taxes based on the combined basic rate for the following reasons:

(in millions of Canadian dollars)	NOTE	2017	2016
Provision for income taxes based on the combined basic Canadian and provincial income tax rate		117	48
Adjustment for income taxes arising from the following:
Difference in statutory income tax rate of foreign operations		10	2
Prior years reassessment		3	1
Reversal of deferred income tax liabilities related to our previously held investment in Greenpac	5	(70)	—
Permanent difference on revaluation of previously held equity interest - Greenpac associate	5	(57)	—
Non-taxable portion of capital gain on revaluation of previously held equity interest - Boralex associate	8	(24)	—
Change in future income taxes resulting from enacted tax rate change		(57)	2
Unrealized capital gain on long-term debt		(3)	—
Permanent differences		(6)	(5)
Change in deferred income tax assets relating to capital tax loss		6	(3)
		(198)	(3)
Provision for (recovery of) income taxes		(81)	45

Disclosure of Income Tax Relating to Other Comprehensive Income
The provision for income taxes relating to components of other comprehensive income is as follows:

(in millions of Canadian dollars)	2017	2016
Foreign currency translation related to hedging activities	4	3
Cash flow hedge	—	3
Included in share of other comprehensive income of associates	3	—
Actuarial gain (loss) on post-employment benefit obligations	(3)	3
	4	9

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The analysis of deferred tax assets and deferred tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(in millions of Canadian dollars)	2017	2016
Deferred income tax assets:
Deferred income tax assets to be recovered after more than twelve months	223	279
Deferred income tax liabilities:
Deferred income tax liabilities to be used after more than twelve months	260	319
	(37)	(40)

The movement of the deferred income tax account is as follows:

(in millions of Canadian dollars)	NOTE	2017	2016
As at January 1		(40)	(8)
Through statement of earnings		91	(34)
Variance of income tax credit, net of related income tax		4	5
Through statement of comprehensive income		(4)	(9)
Through business combinations	5	(91)	—
Others		(7)	—
Exchange differences		10	6
As at December 31		(37)	(40)

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

DEFERRED INCOME TAX ASSET

(in millions of Canadian dollars)	RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES	EMPLOYEE FUTURE BENEFITS	EXPENSE ON RESEARCH	UNUSED TAX CREDITS	FINANCIAL INSTRUMENTS	FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT	OTHERS	TOTAL
As at January 1, 2016	141	25	38	39	16	23	15	297
Through statement of earnings	19	2	(23)	(3)	(8)	(2)	1	(14)
Variance of income tax credit	—	—	—	5	—	—	—	5
Through statement of comprehensive income	—	(3)	—	—	(3)	(3)	—	(9)
Exchange differences	(1)	—	—	—	—	1	—	—
As at December 31, 2016	159	24	15	41	5	19	16	279
Through statement of earnings	(25)	(6)	(10)	(6)	(5)	(12)	5	(59)
Variance of income tax credit	—	—	—	4	—	—	—	4
Through statement of comprehensive income	—	3	—	—	1	(5)	—	(1)
As at December 31, 2017	134	21	5	39	1	2	21	223

DEFERRED INCOME TAX LIABILITIES

(in millions of Canadian dollars)	NOTE	PROPERTY, PLANT AND EQUIPMENT	INTANGIBLE ASSETS	INVESTMENTS	OTHERS	TOTAL
As at January 1, 2016		169	51	84	1	305
Through statement of earnings		14	3	3	—	20
Exchange differences		(3)	(1)	(2)	—	(6)
As at December 31, 2016		180	53	85	1	319
Through statement of earnings		(51)	(14)	(85)	—	(150)
Included in share of other comprehensive income of associates		—	—	3	—	3
Through business combinations	5	80	11	—	—	91
Others		5	2	—	—	7
Exchange differences		(9)	(1)	—	—	(10)
As at December 31, 2017		205	51	3	1	260

Disclosure of Recognized Accumulated Losses
The Corporation has recognized accumulated losses for income tax purposes amounting to approximately $515 million, which may be carried forward to reduce taxable income in future years. The future tax benefit of $134 million resulting from the deferral of these losses has been recognized in the accounts as a deferred income tax asset. Deferred income tax assets are recognized for tax loss carry forward to the extent that the realization of the related tax benefits through future taxable profits is probable. Income tax losses as at December 31, 2017 are detailed as follows:

(in millions of Canadian dollars)	RECOGNIZED TAX LOSSES	MATURITY
Canada	8	2026
	14	2027
	2	2029
	1	2030
	77	2032
	82	2033
	126	2034
	63	2035
	53	2036
	3	2037
	429

United States	7	2019
	5	2020
	2	2029
	2	2031
	3	2032
	2	2033
	13	2035
	1	2036
	46	2037
	81

Europe	5	Indefinitely
	515